Stock-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2021
Stock-Based Compensation
Schedule of stock option activity

Stock option activity under the 2018 Plan is as follows:

			Weighted-
			Average
		Weighted-	Remaining	Aggregate
		Average	Contractual	Intrinsic
	Number of	Exercise	Term	Value
	Options	Price	(years)	(in thousands)
Balance – December 31, 2020	2,594,597	$3.79	8.5	$13,791
Granted(1)	965,944	10.52
Exercised	—	—
Forfeited	—	—
Cancelled	—	—
Balance – June 30, 2021	3,560,541	$5.61	8.2	$118,483
Exercisable – June 30, 2021	2,594,597	$3.79	7.6	$91,080
Vested and expected to vest – June 30, 2021	3,560,541	$5.61	8.2	$118,483
(1)	The options granted during the period were not included in the number of options for which vesting was accelerated as part of the Business Combination.

Schedule of restricted stock unit activity

Restricted stock unit activity under the 2018 Plan is as follows:

Weighted-
Average
Grant Date
	Number of	Fair Value
	Awards	per Share
Unvested and outstanding balance at December 31, 2020	313,976	$4.30
Granted	—	—
Vested	(313,976)	4.30
Forfeited	—	—
Unvested and outstanding balance at June 30, 2021	—	$—

Schedule of assumptions used to determine fair value of options granted

We estimated the fair value of each option on the date of grant using the Black-Scholes option pricing model applying the weighted-average assumptions in the following table. There were no options granted during the three months ended June 30, 2021 and 2020.

	Six Months Ended June 30,
	2021	2020
Fair value of common stock	$10.52	$3.94 – $4.17
Expected term, in years	5.86	5.88 – 6.06
Expected volatility	47%	40%
Risk-free interest rate	0.57%	1.45% – 1.46%
Expected dividend yield	0%	0%

Schedule of allocated share-based compensation expense

Stock-based compensation expense under our equity incentive plans was as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Cost of sales	$—	$5	$—	$10
Selling and administrative expenses	361	1,340	3,859	2,084
Total	$361	$1,345	$3,859	$2,094